Regional Opportunity Fund [logo]
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                        Ohio, Indiana, Kentucky



July 5, 2001


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re:	Dunhill Investment Trust
	File No. 333-48753

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Dunhill Investment Trust's registration statement on Form N-1A and
(ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


DUNHILL INVESTMENT TRUST


/s/ Jasen M. Snelling

Jasen M. Snelling
President



Shareholder Services:	     877-624-6465	  Fund Advisor:
Dunhill Fund Management	  Shareholder Services,	  CityFund Advisory, Inc.
700 W. Pete Rose Way,	     Fund Advisor 	  P.O. Box 54944
Suite 127		and 24-hour NAV update    Cincinnati, Ohio 45254-0944
Cincinnati, Ohio 45203